Financial Instruments Fair Value Disclosures	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Financial instruments fair value disclosures
2.5.16 Financial Instruments fair values disclosures
2.5.16.1 Financial instruments not reported at fair value on balance sheet
The carrying and fair values of financial instruments that are not reported at fair value in the condensed consolidated interim financial statements were as follows for the current and comparative periods:

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 135	2 117
Other non-current assets	238	293
Trade receivables and other current assets	712	615
Short-term investments	—	—
Cash and cash equivalents	12 017	17 234

Total Financial Assets (‘Amortized cost’ category)	15 102	20 259

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Financial Liabilities (‘Amortized cost’ category) within:
Bank loans	—	37
Lease liabilities	3 080	3 602
RCAs liability	5 275	4 590
Trade payables	5 582	4 736

Total Financial Liabilities (‘Amortized cost’ category)	13 937	12 965

2.5.16.2 Financial instruments reported at fair value on balance sheet
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)	Level I	Level II	Level III	Total
Assets
Investment in equity securities	—	—	—	—

Total Assets at December 31, 2020	—	—	—	—
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	15 526	15 526

Total Liabilities at December 31, 2020	—	—	15 526	15 526

(€‘000)	Level I	Level II	Level III	Total
Assets
Investment in equity securities	—	—	—	—

Total Assets at June 30, 2021	—	—	—	—
Liabilities	—	—	—	—

Contingent consideration and other financial liabilities	—	—	17 487	17 487

Total Liabilities at June 30, 2021	—	—	17 487	17 487

The change in the balance is detailed as follows:

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Opening balance Contingent consideration at 1 January	15 526	24 754
Milestone payment	—	—
Fair value adjustment	1 961	(9 228)
Closing balance Contingent consideration at 30 June	17 487	15 526

Total - Contingent consideration and Other financial liabilities	17 487	15 526

The contingent consideration and other financial liabilities refer to the acquisition of the Group’s immune-oncology platform and corresponds to the fair value of the risk-adjusted future payments due to Celdara Medical, LLC and Dartmouth College. The liability evolution reflects the development of the Group’s product candidates using
CAR-T
technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of its underlying business plans and revenue forecast.
There has not been any change in valuation technique in 2021 compared to 2020. The valuation is prepared by the Finance Team on a quarterly basis and reviewed by the Management.
Management’s key assumptions (assumptions to which the unit’s or group of units’, recoverable amount is most sensitive) about projected cash flows when determining fair value less costs to sell are as follows:

•	Discount rate (WACC)
The Management has determined that the Weighted Average Cost of Capital (WACC) is the most appropriate rate to use as it represents the risk associated with both equity and the debt. Contingent consideration is a liability and thus the discount rate should represent debt features, but the “contingent” nature of the liability has similar features as equity, e.g. return is not guaranteed and thus equity risk should be considered as well. Management estimated the discount rate (WACC) as of June 30, 2021 to be 13.9% (14.8% as of December 31, 2020) based on following components: the US Government Treasury bill
20-Y,
the Group’s Beta, the equity Market Risk Premium and the small firm/illiquidity premium. The decrease of the WACC is mainly driven by a decrease of the Beta of the Group which is associated with the volatility of the Group’s equity influenced by its ongoing clinical programs and overall competitive landscape within the immuno-oncology field. Management corroborates its estimation with industry standards for biotechnology companies, the WACC used by Equity Research companies following the Group and transactions that have been sourced by the Group over the past 18 months.

•	Projected Revenue
Management estimated the projected revenue (using cash flow projections ending in 2040) based on the following components: total market and market share, time-to-market,
treatment price and terminal value. Management based its estimation of projected revenue and related components with the Group’s business plan, industry data for biotechnology companies, evolution of similar R&D programs, comparable prices, expected patent expiration period. The weight of this assumption is partially alleviated by the probability of success (PoS) presented hereunder. As of December 31, 2020, the change in fair value of the contingent consideration and other financial liabilities was mainly driven by updated assumptions associated with the timing of the potential commercialization of the Group’s autologous AML/MDS CAR T program which had been delayed by one year. As of June 30, 2021, the Group’s management has maintained with the prior period of December 31, 2020 the timelines associated with the potential commercialization and projected sales forecast assumptions for its CAR T product candidates.

•	Probabilities of Success (PoS)
Management estimated the PoS based on Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases. Probability of the Group’s product candidates reaching the market used were updated compared to year-end
based on most recent Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases as follows:

o	Probabilities of Success as of June 30, 2021:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%

o	Probabilities of Success as of December 31, 2020:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8.1%
CYAD-101	100%	64%	23%	34%	80%	4.0%
The PoS estimates used by management as of December 31, 2020 utilized clinical development success rates compiled by independent business intelligence consulting companies which sourced data from clinical development programs from 2006 – 2015. The Group’s updated PoS rates for its clinical programs now incorporates data for clinical development success rates from 2011 – 2020, which the Group believes is a more accurate reflection of clinical development success rates across stage of development and in aggregate.
The liability increase at June 30, 2021 is mainly due to:

•	the update in WACC used for fair value measurement purposes at interim reporting date;

•	the time accretion (which reflects the development of the Group’s product candidates using CAR T technology and their progress towards market approval in both autologous and allogeneic programs);

•	the revaluation of the U.S. dollar against the Euro and;

•	the updated assumptions on Probability of Success (PoS) associated with the NKG2D-based CAR T programs.
As stated in note 2.5.6, the fair-value adjustment is booked under the line “Change in fair value of contingent consideration”.
The contingent consideration liability captures the commitments further disclosed under note 5.34 from the Group’s 2020 year-end
consolidated financial statements.
Sensitivity analysis:
A variance in key assumptions gives rise to a proportionate impact in the contingent liability fair value computation, as detailed in the Group’s year-end
consolidated financial statements under note 5.20.2 (leveraged impact for the WACC driver, amortized impact for the projected revenue, linear impact for the PoS driver).